Quarterly Holdings Report
for
Fidelity Advisor® Capital & Income Fund
July 31, 2026
HY-NPRT3-0926
1.804847.122
Alternative Funds - 2.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC (d)(p) (Cost $68,864,848)	6,998,390	64,718,308

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point Clo Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.4292% 10/20/2037 (f)(i)(j)	250,000	251,705
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Arini US CLO II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.4029% 3/31/2038 (f)(i)(j)	150,000	150,987
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (f)(i)(j)	186,000	186,363
Balboa Bay Loan Funding Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4792% 7/20/2038 (f)(i)(j)	150,000	150,081
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.7529% 3/30/2038 (f)(i)(j)	202,000	202,089
Bbam US CLO III Ltd Series 2025-3A Class DR, CME Term SOFR 3 month Index + 5.2%, 8.9529% 10/15/2038 (f)(i)(j)	160,000	155,376
Benefit Street Partners CLO XXXIX Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.4029% 4/15/2038 (f)(i)(j)	276,000	271,293
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4832% 4/22/2038 (f)(i)(j)	291,000	291,442
Birch Grove CLO 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4792% 10/20/2037 (f)(i)(j)	162,000	160,097
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.5602% 10/25/2037 (f)(i)(j)	194,000	194,116
Carlyle US CLO Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 10.5602% 7/25/2038 (f)(i)(j)	250,000	252,087
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9837% 7/21/2038 (f)(i)(j)	412,000	416,544
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.8529% 4/15/2038 (f)(i)(j)	184,000	183,645
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.0029% 4/15/2038 (f)(i)(j)	283,000	283,317
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9792% 7/20/2037 (f)(i)(j)	100,000	100,305
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (f)	150,000	150,343
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.7529% 7/15/2037 (f)(i)(j)	165,000	165,014
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9792% 10/20/2037 (f)(i)(j)	192,000	189,098
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2792% 7/20/2037 (f)(i)(j)	230,000	226,943
Palmer Square Loan Funding Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.2529% 7/15/2033 (f)(i)(j)	273,000	270,952
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.7529% 10/15/2039 (f)(i)(j)	344,000	344,437
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,344,529
UNITED STATES - 0.0%
Hilton Grand Vacations Trust Series 2026-1A Class D, 7.21% 2/25/2043 (f)	429,377	431,577
Obra CLO 1 Ltd / Obra CLO 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (f)	150,000	150,287
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4792% 1/20/2038 (f)(i)(j)	150,000	150,816
Systima Capital Management LLC Series 2026-SUP1 Class E, 7.1161% 6/27/2033 (f)(i)	526,301	526,299
TOTAL UNITED STATES		1,258,979
TOTAL ASSET-BACKED SECURITIES (Cost $5,860,277)		5,855,213

Bank Loan Obligations - 7.8%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (h)(i)(j)	1,490,006	1,491,407
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.6156% 5/31/2031 (h)(i)(j)	2,788,686	2,834,588
LUXEMBOURG - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (h)(i)(j)	2,124,325	1,823,372
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.843% 1/30/2031 (h)(i)(j)	121,258	115,005
TOTAL LUXEMBOURG		1,938,377
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (h)(i)(j)	1,725,675	1,671,748
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (h)(i)(j)	1,964,775	1,906,539

TOTAL SWITZERLAND		3,578,287
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (h)(i)(j)	6,030,000	6,046,944
UNITED STATES - 7.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC Tranche EXCHANGE TL, term loan 10.7665% 7/2/2031 (h)(i)	550,089	564,297
Entertainment - 0.4%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (h)(i)(j)	6,810,000	6,811,703
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (h)(i)(j)(k)	2,610,000	2,623,389
		9,435,092
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 6/24/2029 (h)(i)(j)	110,400	109,780
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0954% 1/31/2029 (h)(i)(j)	962,288	949,537
		1,059,317
TOTAL COMMUNICATION SERVICES		11,058,706
Consumer Discretionary - 1.1%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 5/6/2030 (h)(i)(j)	345,382	345,727
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 1/23/2032 (h)(i)(j)	1,127,661	1,131,687
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 6/20/2031 (h)(i)(j)	461,967	461,283
Hotels, Restaurants & Leisure - 0.3%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 1/29/2029 (h)(i)(j)	7,166,417	7,166,131
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 12/30/2026 (c)(h)(i)(j)	1,594,557	1,020,516
		8,186,647
Household Durables - 0.1%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4754% 10/1/2032 (h)(i)(j)	2,119,688	2,098,830
Specialty Retail - 0.7%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6567% 10/16/2031 (h)(i)(j)	825,384	823,841
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5744% 6/6/2031 (h)(i)(j)	25,223,037	20,094,438
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2254% 3/15/2031 (h)(i)(j)	263,675	263,548
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 1/30/2031 (h)(i)(j)	345,628	346,360
		21,528,187
TOTAL CONSUMER DISCRETIONARY		33,752,361
Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0822% 1/24/2029 (h)(i)(j)	256,700	172,133
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2322% 1/24/2029 (h)(i)(j)	168,264	170,815
		342,948
Food Products - 0.0%
B&G Foods Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/10/2029 (h)(i)(j)(k)	645,000	635,054
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4809% 2/12/2031 (h)(i)(j)	347,942	341,731
		976,785
TOTAL CONSUMER STAPLES		1,319,733
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (h)(i)(j)(l)	3,968,149	2,364,342
Financials - 1.2%
Capital Markets - 0.2%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6614% 6/10/2033 (h)(i)(j)	1,182,105	1,180,557
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 9/15/2031 (h)(i)(j)	4,250,464	4,191,255
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 11/26/2031 (h)(i)(j)	296,250	296,495
		5,668,307
Financial Services - 0.4%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2337% 7/1/2032 (h)(i)(j)	2,308,400	2,202,606
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 7/31/2031 (h)(i)(j)	2,109,063	2,060,153
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2626% 10/8/2032 (h)(i)(j)	214,463	215,059
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (c)(h)	1,786,000	1,817,255
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (h)(i)(j)	4,989,600	5,006,066
		11,301,139
Insurance - 0.6%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 6/21/2032 (h)(i)(j)	2,661,452	2,389,984
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 11/6/2030 (h)(i)(j)	1,959,290	1,789,812
Alera Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4809% 5/28/2032 (h)(i)(j)	610,395	593,036
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 9/19/2031 (h)(i)(j)	6,382,958	6,354,681
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4822% 5/6/2032 (h)(i)(j)	2,273,684	2,180,850
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 5/6/2031 (h)(i)(j)	2,061,532	2,025,455
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9837% 6/20/2030 (h)(i)(j)	4,634,943	4,636,612
		19,970,430
TOTAL FINANCIALS		36,939,876
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4809% 1/15/2031 (h)(i)(j)	535,957	537,297
Health Care Technology - 0.2%
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3967% 5/1/2031 (h)(i)(j)	5,737,524	5,376,060
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 12/12/2031 (h)(i)(j)	909,357	910,685
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9809% 10/8/2030 (h)(i)(j)	3,143,250	3,046,092
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 8/2/2032 (h)(i)(j)	233,239	233,822
		3,279,914
TOTAL HEALTH CARE		10,103,956
Industrials - 1.1%
Aerospace & Defense - 0.2%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2309% 1/19/2032 (h)(i)(j)	1,802,888	1,805,015
TransDigm Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 8/19/2032 (h)(i)(j)	3,826,088	3,831,368
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 2/13/2033 (h)(i)(j)	493,763	494,231
		6,130,614
Commercial Services & Supplies - 0.7%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 2/13/2032 (h)(i)(j)	3,362,438	3,361,833
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 12/21/2028 (h)(i)(j)	2,695,588	2,699,146
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2309% 2/15/2031 (h)(i)(j)	1,026,375	904,308
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (h)(i)(j)	5,011,660	3,981,163
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (h)(i)(j)	4,080,158	3,009,117
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.1822% 9/4/2030 (h)(i)(j)	701,762	720,296
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (h)(i)(j)	2,830,000	2,811,350
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9744% 11/30/2028 (h)(i)(j)	245,319	245,380
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 12/10/2028 (h)(i)(j)	661,953	664,157
		18,396,750
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4809% 9/12/2032 (h)(i)(j)	328,352	329,311
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8309% 3/25/2031 (h)(i)(j)	1,011,713	1,014,808
		1,344,119
Passenger Airlines - 0.2%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6658% 5/29/2033 (h)(i)(j)	6,970,000	6,914,798
Transportation Infrastructure - 0.0%
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0727% 4/29/2033 (h)(i)(j)	600,000	598,907
TOTAL INDUSTRIALS		33,385,188
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.0%
Amber Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/15/2033 (h)(i)(j)(k)	608,511	607,750
Amber Acquisitionco LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 0%, 0% 7/15/2033 (h)(i)(j)(k)	41,489	41,438
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 7/9/2032 (h)(i)(j)	248,365	248,675
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.749% 8/18/2031 (h)(i)(j)	520,725	520,871
		1,418,734
IT Services - 0.2%
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (h)(i)	551,198	444,635
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0727% 3/22/2032 (h)(i)(j)	977,625	731,048
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6727% 2/1/2028 (h)(i)(j)	3,854,208	3,501,818
		4,677,501
Software - 1.8%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2322% 2/23/2032 (h)(i)(j)	35,000	34,377
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 2/24/2031 (h)(i)(j)	1,925,945	1,891,933
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 12/11/2028 (h)(i)(j)	2,822,020	2,788,071
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2322% 3/29/2032 (h)(i)(j)	4,900,593	4,609,890
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 0.5%, 3.8107% 11/15/2031 (h)(i)(j)(m)	755,000	753,113
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9875% 10/9/2031 (h)(i)(j)	287,814	262,990
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 7/26/2032 (h)(i)(j)	283,575	212,114
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0727% 7/1/2031 (h)(i)(j)	4,932,150	4,559,181
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4264% 11/15/2032 (h)(i)(j)	314,213	307,928
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 6/2/2028 (h)(i)(j)	3,452,837	3,071,955
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/31/2028 (h)(i)(j)	13,766,008	13,516,568
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4809% 9/8/2032 (h)(i)(j)	1,254,572	1,256,529
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.0727% 2/10/2031 (h)(i)(j)	14,983,993	14,371,597
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 4/14/2031 (h)(i)(j)	7,608,422	7,296,477
		54,932,723
TOTAL INFORMATION TECHNOLOGY		61,028,958
Materials - 1.1%
Chemicals - 0.7%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (h)(i)(j)	817,881	764,718
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (h)(i)(j)	2,583,220	2,415,311
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (h)(i)(j)	11,752,184	11,693,423
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (h)(i)(j)	3,273,745	3,109,043
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 8/25/2031 (h)(i)(j)	4,521,833	4,525,586
		22,508,081
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.9059% 4/13/2029 (h)(i)(j)	12,733,024	12,421,065
TOTAL MATERIALS		34,929,146
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2309% 3/29/2030 (h)(i)(j)	305,293	307,582
TOTAL UNITED STATES		225,189,848
TOTAL BANK LOAN OBLIGATIONS (Cost $251,096,878)		241,079,451

Common Stocks - 19.4%
	Shares	Value ($)
CANADA - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (b)	56,700	6,640,515
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (c)(g)	170,325	3,166,134
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,043,357
TOTAL FRANCE		4,209,491
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (b)	35,600	66,928
Studio City International Holdings Ltd ADR (b)(f)	32,338	60,795

TOTAL HONG KONG		127,723
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (c)	15,435	41,115
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	7,900	1,810,364
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	104,000	42,042,000
UNITED STATES - 17.7%
Communication Services - 2.1%
Interactive Media & Services - 2.1%
Alphabet Inc Class A	132,100	47,044,773
Meta Platforms Inc Class A	31,300	17,425,023
TOTAL COMMUNICATION SERVICES		64,469,796
Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Amazon.com Inc (b)	26,000	7,061,080
Hotels, Restaurants & Leisure - 0.2%
Boyd Gaming Corp	74,300	6,319,958
New Cotai LLC / New Cotai Capital Corp (b)(c)(d)	1,458,195	14,582
		6,334,540
Textiles, Apparel & Luxury Goods - 0.0%
Arena Brands Holding Corp (c)(d)	42,253	1,334,350
TOTAL CONSUMER DISCRETIONARY		14,729,970
Consumer Staples - 0.3%
Beverages - 0.0%
Celsius Holdings Inc (b)(e)	39,200	1,145,032
Consumer Staples Distribution & Retail - 0.3%
Northeast Grocery Inc (b)(c)(d)	339,746	2,344,247
Southeastern Grocers LLC rights (b)(c)	250,623	3
US Foods Holding Corp (b)	52,700	5,301,093
		7,645,343
TOTAL CONSUMER STAPLES		8,790,375
Energy - 0.2%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd (b)(c)	65,062	1
KLX Energy Services Holdings Inc warrants 3/11/2031 (b)	8,265	18,035
KLX Energy Services Holdings Inc warrants 3/12/2030 (b)	47,972	104,660
Noble Corp PLC	1,410	59,783
Superior Energy Services Inc Class A (b)(c)	17,671	1,727,517
		1,909,996
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	2,670	140,495
EP Energy Corp (b)(c)	147,125	245,699
Expand Energy Corp	868	81,618
Mesquite Energy Inc (b)(c)	217,934	3,323,501
		3,791,313
TOTAL ENERGY		5,701,309
Financials - 1.9%
Capital Markets - 0.1%
Ares Management Corp Class A	25,400	3,253,486
Consumer Finance - 0.2%
OneMain Holdings Inc	75,800	4,743,564
Financial Services - 1.2%
Apollo Global Management Inc	108,200	13,588,838
Carnelian Point Holdings LP warrants 6/30/2027 (b)(c)	118	344
Mastercard Inc Class A	16,000	9,169,600
Rocket Cos Inc Class A (b)	16,544	213,418
Scrs Intermediate Holding Corp (c)(f)	70	582,849
Visa Inc Class A	40,200	14,718,426
		38,273,475
Insurance - 0.4%
Arthur J Gallagher & Co	54,012	13,471,673
TOTAL FINANCIALS		59,742,198
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Medline Inc Class A	11,200	439,935
Health Care Providers & Services - 0.1%
Cano Health LLC warrants 6/28/2029 (b)(c)	1,505	0
Tenet Healthcare Corp (b)	15,200	3,872,656
		3,872,656
TOTAL HEALTH CARE		4,312,591
Industrials - 5.7%
Building Products - 0.5%
Carlisle Cos Inc	5,600	2,015,552
Simpson Manufacturing Co Inc	13,400	2,515,716
Trane Technologies PLC	26,100	11,874,195
		16,405,463
Construction & Engineering - 3.4%
API Group Corp (b)	103,600	4,110,848
Comfort Systems USA Inc	25,800	44,626,002
Construction Partners Inc Class A (b)	26,100	2,697,435
EMCOR Group Inc	9,500	7,575,585
IES Holdings Inc (b)	36,100	26,877,894
Sterling Infrastructure Inc (b)	18,300	10,920,891
WillScot Holdings Corp	224,600	5,453,288
		102,261,943
Electrical Equipment - 1.5%
Eaton Corp PLC	36,500	15,154,800
Nextpower Inc Class A (b)	149,800	13,462,526
nVent Electric PLC	51,800	7,968,394
Vertiv Holdings Co Class A	44,900	10,846,493
		47,432,213
Ground Transportation - 0.1%
Uber Technologies Inc (b)	53,000	3,729,080
Machinery - 0.2%
Parker-Hannifin Corp	6,900	6,738,057
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc (b)	37,463	562
Spirit Aviation Holdings Inc (b)	8,110	122
		684
TOTAL INDUSTRIALS		176,567,440
Information Technology - 6.1%
Communications Equipment - 0.4%
Arista Networks Inc (b)	62,400	11,253,840
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp (b)	27,500	7,229,475
IT Services - 0.0%
GTT Communications Inc (b)(c)	11,856	387,691
Semiconductors & Semiconductor Equipment - 4.0%
KLA Corp	76,000	13,894,320
Marvell Technology Inc	45,200	8,477,712
Micron Technology Inc	32,400	26,666,172
MKS Inc	27,200	8,090,640
NVIDIA Corp	267,000	53,600,250
ON Semiconductor Corp (b)	111,860	9,128,895
Wolfspeed Inc	52,485	1,239,696
		121,097,685
Software - 1.3%
AppLovin Corp Class A (b)	12,300	4,869,570
Fair Isaac Corp (b)(e)	2,700	3,032,019
Microsoft Corp	40,800	18,960,576
Monday.com Ltd (b)	37,100	3,233,265
Palantir Technologies Inc Class A (b)	63,900	7,863,534
Terawulf Inc (b)(e)	172,600	3,048,116
		41,007,080
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Technology Holdings PLC	7,700	6,592,201
TOTAL INFORMATION TECHNOLOGY		187,567,972
Materials - 0.3%
Construction Materials - 0.3%
Eagle Materials Inc	23,600	4,836,584
James Hardie Industries PLC (b)	87,300	2,295,117
Martin Marietta Materials Inc	4,100	2,153,074
		9,284,775
Metals & Mining - 0.0%
Warrior Met Coal Inc	692	54,952
TOTAL MATERIALS		9,339,727
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
PureWest Energy LLC (b)(c)	3,289	739
Vistra Corp	110,700	16,404,633
TOTAL UTILITIES		16,405,372
TOTAL UNITED STATES		547,626,750
TOTAL COMMON STOCKS (Cost $349,643,885)		602,497,958

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (c)	2,079,725	1,285,478
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	1,440,000	1,278,309
TOTAL UNITED STATES		2,563,787
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,509,003)		2,563,787

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
UNITED STATES - 1.5%
Financials - 1.5%
Capital Markets - 0.6%
Ares Management Corp 6.75% Series B	479,860	19,852,647
Financial Services - 0.9%
Acrisure Holdings Inc Series A-2 (b)(c)	834,534	26,855,304
TOTAL UNITED STATES		46,707,951
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $37,318,758)		46,707,951

Fixed-Income Funds - 6.7%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (e)	3,971,500	146,071,770
iShares iBoxx $ High Yield Corporate Bond ETF (e)	771,700	61,334,716
TOTAL FIXED-INCOME FUNDS (Cost $209,492,418)		207,406,486

Non-Convertible Corporate Bonds - 36.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (f)	641,000	604,119
Mineral Resources Ltd 6% 5/1/2032 (f)	1,300,000	1,271,589
Mineral Resources Ltd 6.25% 5/1/2034 (f)	1,000,000	972,526
Mineral Resources Ltd 7% 4/1/2031 (f)	1,415,000	1,456,131
Mineral Resources Ltd 8.5% 5/1/2030 (f)	3,095,000	3,191,388
Mineral Resources Ltd 9.25% 10/1/2028 (f)	2,343,000	2,409,875
PLS Group Ltd 6.875% 5/1/2031 (f)	260,000	263,417

TOTAL AUSTRALIA		10,169,045
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (f)	1,635,000	1,634,755
CANADA - 0.8%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (f)	1,630,000	1,597,102
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	5,185,000	4,871,833
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (f)	5,490,000	5,412,778
		11,881,713
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (f)	1,080,000	1,006,334
TOTAL CONSUMER DISCRETIONARY		12,888,047
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Saturn Oil & Gas Inc 8.5% 7/30/2031 (f)	1,645,000	1,649,560
Teine Energy Ltd 6.875% 4/15/2029 (f)	1,145,000	1,145,214
TOTAL ENERGY		2,794,774
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 7.25% 7/1/2031 (f)	1,030,000	1,072,818
Bombardier Inc 8.75% 11/15/2030 (f)	1,475,000	1,554,237
		2,627,055
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (f)	1,015,000	988,712
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (f)	1,240,000	1,238,525
TOTAL INDUSTRIALS		4,854,292
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (f)	1,685,000	1,718,771
Open Text Holdings Inc 4.125% 12/1/2031 (f)	780,000	688,248
Open Text Holdings Inc 4.125% 2/15/2030 (f)	790,000	728,807
TOTAL INFORMATION TECHNOLOGY		3,135,826
Materials - 0.0%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (f)	1,325,000	1,366,064
Containers & Packaging - 0.0%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (f)	790,000	785,741
TOTAL MATERIALS		2,151,805
TOTAL CANADA		25,824,744
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.75% 4/15/2031 (f)	996,000	894,109
FRANCE - 0.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Altice France SA 6.5% 10/15/2031 (f)	388,719	375,107
Altice France SA 6.5% 4/15/2032 (f)	12,957,316	12,541,866
Altice France SA 6.875% 10/15/2030 (f)	2,355,183	2,299,519
Altice France SA 6.875% 7/15/2032 (f)	11,905,487	11,557,831
TOTAL COMMUNICATION SERVICES		26,774,323
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (f)	1,902,000	1,985,994
TOTAL FRANCE		28,760,317
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (f)	235,000	216,512
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp Pte Ltd 5.5% 8/1/2029 (f)	1,240,000	1,203,848
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	524,000	522,699
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	865,000	862,262

TOTAL ISRAEL		1,384,961
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (f)	725,000	693,202
NETHERLANDS - 0.2%
Communication Services - 0.2%
Media - 0.2%
VZ Secured Financing BV 5% 1/15/2032 (f)	3,855,000	3,161,112
Ziggo BV 4.875% 1/15/2030 (f)	3,795,000	3,417,552

TOTAL NETHERLANDS		6,578,664
SPAIN - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Grifols SA 4.75% 10/15/2028 (f)	850,000	829,338
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (f)	798,000	782,966
TOTAL SPAIN		1,612,304
SWITZERLAND - 0.2%
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (f)	1,140,000	1,120,358
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	3,610,000	3,771,349
TOTAL SWITZERLAND		4,891,707
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (f)	1,895,000	1,887,363
UNITED KINGDOM - 0.3%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (f)	2,875,000	2,272,826
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (f)	710,000	728,799
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (f)	1,085,000	1,126,252
		1,855,051
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (f)	2,280,000	2,269,871
TOTAL CONSUMER DISCRETIONARY		4,124,922
Financials - 0.0%
Insurance - 0.0%
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 8.125% 2/15/2032 (f)	1,645,000	1,529,560
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (f)	910,000	874,397
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (f)	1,440,000	1,454,553
TOTAL UNITED KINGDOM		10,256,258
UNITED STATES - 33.5%
Communication Services - 4.6%
Diversified Telecommunication Services - 1.2%
APLD ComputeCo LLC 9.25% 12/15/2030 (f)	5,380,000	5,717,627
Black Pearl Compute LLC 6.125% 2/15/2031 (f)	1,665,000	1,662,209
Cipher Compute LLC 7.125% 11/15/2030 (f)	2,350,000	2,397,026
Core Scientific Finance I LLC 7.75% 5/15/2031 (f)	4,550,000	4,455,475
Level 3 Financing Inc 7% 3/31/2034 (f)	7,055,000	7,176,473
Meridian Arc Holdco LLC 6.25% 4/30/2031 (f)	9,200,000	8,839,662
WULF Compute LLC 7.75% 10/15/2030 (f)	5,285,000	5,490,941
Yondr JK 1 LLC 6.875% 6/30/2031 (f)	1,180,000	1,123,848
		36,863,261
Entertainment - 0.5%
AP Core Holdings II LLC 11% 5/15/2031 (f)	5,770,000	6,023,950
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (f)	4,915,000	5,092,790
ROBLOX Corp 3.875% 5/1/2030 (f)	3,295,000	3,068,320
		14,185,060
Interactive Media & Services - 0.3%
Sopaipilla Investor LLC 7.534% 11/30/2048 (f)	9,520,000	9,867,326
Media - 2.6%
CSC Holdings LLC 3.375% 2/15/2031 (f)	13,865,000	7,669,500
CSC Holdings LLC 4.125% 12/1/2030 (f)	4,630,000	2,589,565
CSC Holdings LLC 4.5% 11/15/2031 (f)	12,285,000	6,804,737
CSC Holdings LLC 6.5% 2/1/2029 (f)	2,665,000	1,508,859
EchoStar Corp 10.75% 11/30/2029	24,114,983	26,085,240
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (i)	7,447,441	7,553,195
Nexstar Media Inc 6.5% 9/15/2033 (f)	4,535,000	4,511,757
Scripps Escrow II Inc 3.875% 1/15/2029 (f)	360,000	328,979
Sirius XM Radio LLC 3.875% 9/1/2031 (f)	1,655,000	1,493,544
Sirius XM Radio LLC 4% 7/15/2028 (f)	1,695,000	1,648,704
Sirius XM Radio LLC 5% 8/1/2027 (f)	1,313,000	1,311,098
Univision Communications Inc 4.5% 5/1/2029 (f)	5,610,000	5,312,393
Univision Communications Inc 7.375% 6/30/2030 (f)	6,430,000	6,402,096
Univision Communications Inc 8.5% 7/31/2031 (f)	3,735,000	3,726,732
Univision Communications Inc 8.875% 4/15/2033 (f)	2,720,000	2,633,571
Univision Communications Inc 9.375% 8/1/2032 (f)	2,380,000	2,377,225
		81,957,195
TOTAL COMMUNICATION SERVICES		142,872,842
Consumer Discretionary - 4.3%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (f)	960,000	974,400
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (f)	1,920,000	1,944,084
Dana Inc 4.25% 9/1/2030	597,000	595,778
Dana Inc 4.5% 2/15/2032	703,000	701,434
Dorman Products Inc 6.25% 6/15/2034 (f)	815,000	817,323
Hertz Corp/The 12.625% 7/15/2029 (f)	515,000	335,888
Hertz Corp/The 5.5% (c)(l)(o)	1,505,000	0
Hertz Corp/The 6% (c)(l)(o)	1,385,000	0
Hertz Corp/The 6.25% (c)(l)(o)	1,605,000	0
Hertz Corp/The 7.125% (c)(l)(o)	1,430,000	0
Nesco Holdings II Inc 5.5% 4/15/2029 (f)	1,850,000	1,836,809
		7,205,716
Automobiles - 0.0%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (f)	615,000	571,019
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (f)	700,000	680,760
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (f)	310,000	316,325
		1,568,104
Broadline Retail - 0.2%
Angi Group LLC 3.875% 8/15/2028 (f)	750,000	640,159
Wayfair LLC 6.75% 11/15/2032 (f)	1,700,000	1,730,617
Wayfair LLC 7.125% 5/31/2034 (f)	1,070,000	1,099,201
Wayfair LLC 7.25% 10/31/2029 (f)	2,330,000	2,399,400
		5,869,377
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (f)	955,000	993,636
Diversified Consumer Services - 0.3%
Service Corp International/US 4% 5/15/2031	1,610,000	1,505,254
TKC Holdings Inc 8.5% 8/15/2030 (f)	6,610,000	6,757,066
		8,262,320
Hotels, Restaurants & Leisure - 2.3%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (f)	715,000	679,462
Boyd Gaming Corp 4.75% 6/15/2031 (f)	4,225,000	4,034,394
Boyne USA Inc 4.75% 5/15/2029 (f)	840,000	816,309
Carnival Corp Ltd 4% 8/1/2028 (f)	9,210,000	9,021,625
Carnival Corp Ltd 5.125% 5/1/2029 (f)	2,145,000	2,128,390
Carnival Corp Ltd 5.875% 6/15/2031 (f)	1,505,000	1,506,199
Carnival Corp Ltd 7% 8/15/2029 (f)	990,000	1,024,753
Churchill Downs Inc 5.75% 4/1/2030 (f)	2,330,000	2,323,108
Churchill Downs Inc 6.75% 5/1/2031 (f)	1,925,000	1,947,894
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	4,710,000	4,579,627
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	4,950,000	4,860,970
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (f)	725,000	694,806
Hilton Domestic Operating Co Inc 4% 5/1/2031 (f)	1,085,000	1,018,168
Hilton Domestic Operating Co Inc 4.875% 1/15/2030	1,180,000	1,163,280
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (f)	1,615,000	1,582,049
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (f)	2,305,000	2,283,789
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (f)	3,500,000	3,468,140
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (f)	1,445,000	1,455,966
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (f)	2,020,000	2,037,629
Jacobs Entertainment Inc 6.75% 2/15/2029 (f)	1,250,000	1,226,563
Light & Wonder International Inc 7.5% 9/1/2031 (f)	970,000	999,159
Lindblad Expeditions LLC 7% 9/15/2030 (f)	1,445,000	1,487,544
MGM Resorts International 4.75% 10/15/2028	1,470,000	1,455,351
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (f)	3,025,000	3,146,554
Neogen Food Safety Corp 8.625% 7/20/2030 (f)	775,000	811,199
Papa John's International Inc 3.875% 9/15/2029 (f)	765,000	715,305
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (f)	2,410,000	1,703,846
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (f)	370,000	245,199
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (f)	1,295,000	1,297,317
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	2,030,000	2,064,080
Station Casinos LLC 4.625% 12/1/2031 (f)	1,300,000	1,222,373
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (f)	625,000	624,465
VOC Escrow Ltd 5% 2/15/2028 (f)	5,510,000	5,492,895
Yum! Brands Inc 4.625% 1/31/2032	1,530,000	1,453,515
		70,571,923
Household Durables - 0.4%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (f)	1,240,000	1,177,326
Beazer Homes USA Inc 8% 1/15/2032 (f)	750,000	764,808
Installed Building Products Inc 5.625% 2/1/2034 (f)	1,630,000	1,573,437
LGI Homes Inc 8.75% 12/15/2028 (f)	975,000	1,001,017
Somnigroup International Inc 3.875% 10/15/2031 (f)	2,230,000	2,032,834
Somnigroup International Inc 4% 4/15/2029 (f)	2,545,000	2,446,229
Tri Pointe Homes Inc 5.7% 6/15/2028	1,965,000	1,965,719
		10,961,370
Specialty Retail - 0.8%
Asbury Automotive Group Inc 4.5% 3/1/2028	492,000	486,594
Asbury Automotive Group Inc 4.625% 11/15/2029 (f)	6,520,000	6,323,338
Asbury Automotive Group Inc 4.75% 3/1/2030	489,000	474,295
Asbury Automotive Group Inc 5% 2/15/2032 (f)	1,535,000	1,462,531
Bath & Body Works Inc 6.625% 10/1/2030 (f)	4,585,000	4,659,122
Bath & Body Works Inc 6.75% 7/1/2036	1,340,000	1,325,192
Bath & Body Works Inc 7.5% 6/15/2029	1,135,000	1,150,505
LBM Acquisition LLC 9.5% 6/15/2031 (f)	3,260,000	2,729,108
LCM Investments Holdings II LLC 8.25% 8/1/2031 (f)	1,160,000	1,208,530
Park River Holdings Inc 8% 3/15/2031 (f)	980,000	975,509
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (f)	2,645,000	2,672,529
Wand NewCo 3 Inc 7.625% 1/30/2032 (f)	1,995,000	2,048,245
		25,515,498
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (f)	825,000	758,300
Crocs Inc 4.25% 3/15/2029 (f)	1,110,000	1,067,670
Kontoor Brands Inc 4.125% 11/15/2029 (f)	760,000	725,531
		2,551,501
TOTAL CONSUMER DISCRETIONARY		133,499,445
Consumer Staples - 1.6%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (f)	810,000	812,611
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)	4,630,000	4,357,487
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	6,100,000	5,822,764
C&S Group Enterprises LLC 5% 12/15/2028 (f)	1,110,000	1,020,981
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (f)	1,060,000	1,077,755
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (f)	5,770,000	6,009,518
Performance Food Group Inc 4.25% 8/1/2029 (f)	1,160,000	1,121,465
Performance Food Group Inc 5.625% 3/1/2034 (f)	2,225,000	2,158,244
US Foods Inc 4.625% 6/1/2030 (f)	1,070,000	1,039,639
US Foods Inc 7.25% 1/15/2032 (f)	985,000	1,017,744
		23,625,597
Food Products - 0.7%
B&G Foods Inc 11% 6/15/2031 (f)	1,170,000	1,038,339
B&G Foods Inc 8% 9/15/2028 (f)	1,115,000	1,090,049
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (f)	855,000	844,906
Darling Ingredients Inc 5.25% 4/15/2027 (f)	2,655,000	2,654,561
Darling Ingredients Inc 6% 6/15/2030 (f)	2,040,000	2,049,149
Fiesta Purchaser Inc 7.875% 3/1/2031 (f)	1,895,000	1,895,728
Fiesta Purchaser Inc 9.625% 9/15/2032 (f)	1,315,000	1,232,070
Lamb Weston Holdings Inc 4.125% 1/31/2030 (f)	1,720,000	1,637,593
Lamb Weston Holdings Inc 4.375% 1/31/2032 (f)	860,000	806,057
Post Holdings Inc 4.5% 9/15/2031 (f)	6,170,000	5,718,278
Post Holdings Inc 4.625% 4/15/2030 (f)	2,050,000	1,974,672
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (f)	1,070,000	1,034,283
		21,975,685
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (f)	257,000	225,184
Personal Care Products - 0.1%
BellRing Brands Inc 7% 3/15/2030 (f)	2,425,000	2,397,112
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC 4.75% 1/15/2029 (f)	1,240,000	1,217,647
		3,614,759
TOTAL CONSUMER STAPLES		50,253,836
Energy - 4.5%
Energy Equipment & Services - 0.7%
KLX Energy Services Holdings Inc CME Term SOFR 1 month Index + 8.5%, 12.1765% 3/12/2030 pay-in-kind (f)(i)(j)	2,551,535	2,296,382
Nabors Industries Inc 7.625% 11/15/2032 (f)	1,080,000	1,101,566
Nabors Industries Inc 9.125% 1/31/2030 (f)	1,950,000	2,038,696
Noble Finance II LLC 8% 4/15/2030 (f)	754,000	779,475
SESI LLC 7.875% 9/30/2030 (f)	1,070,000	1,082,654
Transocean International Ltd 7.875% 10/15/2032 (f)	730,000	760,340
Transocean International Ltd 8.25% 5/15/2029 (f)	775,000	799,150
Transocean International Ltd 8.5% 5/15/2031 (f)	7,275,000	7,586,952
Transocean International Ltd 8.75% 2/15/2030 (f)	3,297,000	3,424,452
Valaris Ltd 8.375% 4/30/2030 (f)	975,000	1,009,418
		20,879,085
Oil, Gas & Consumable Fuels - 3.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (f)	1,205,000	1,201,235
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (f)	1,705,000	1,703,692
California Resources Corp 7.25% 1/15/2035 (f)	1,180,000	1,165,932
CITGO Petroleum Corp 8.375% 1/15/2029 (f)	4,325,000	4,442,813
CNX Midstream Partners LP 4.75% 4/15/2030 (f)	900,000	862,716
CNX Resources Corp 7.375% 1/15/2031 (f)	890,000	909,465
Comstock Resources Inc 5.875% 1/15/2030 (f)	4,426,000	4,169,786
Comstock Resources Inc 6.75% 3/1/2029 (f)	7,095,000	6,987,432
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (f)	4,245,000	4,133,097
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (f)	2,610,000	2,735,379
CVR Energy Inc 5.75% 2/15/2028 (f)	1,448,000	1,443,869
DCP Midstream Operating LP 8.125% 8/16/2030	130,000	144,205
DT Midstream Inc 4.125% 6/15/2029 (f)	1,215,000	1,184,912
DT Midstream Inc 4.375% 6/15/2031 (f)	1,215,000	1,162,320
Energy Transfer LP 6% 2/1/2029 (f)	8,530,000	8,576,463
Energy Transfer LP 6.55% 1/15/2057 (i)	4,740,000	4,679,843
Expand Energy Corp 5.375% 3/15/2030	1,665,000	1,669,807
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (f)	885,000	896,217
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (f)	1,235,000	1,287,462
Hess Midstream Operations LP 4.25% 2/15/2030 (f)	1,345,000	1,287,853
Hess Midstream Operations LP 5.125% 6/15/2028 (f)	1,570,000	1,563,598
Hess Midstream Operations LP 5.5% 10/15/2030 (f)	890,000	886,837
HF Sinclair Corp 5% 2/1/2028	1,060,000	1,058,857
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (f)	310,000	310,917
Howard Midstream Energy Partners LLC 6.625% 1/15/2035 (f)	1,785,000	1,784,021
Kinetik Holdings LP 5.875% 6/15/2030 (f)	1,335,000	1,336,479
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (f)	1,085,000	1,087,516
Murphy Oil USA Inc 3.75% 2/15/2031 (f)	675,000	627,698
Northern Oil & Gas Inc 7.875% 10/15/2033 (f)	1,970,000	1,971,410
Northern Oil & Gas Inc 8.75% 6/15/2031 (f)	1,950,000	2,009,673
Occidental Petroleum Corp 7.2% 3/15/2029	545,000	570,818
ONEOK Inc 5.375% 6/1/2029	650,000	657,520
ONEOK Inc 6.5% 9/1/2030 (f)	2,725,000	2,841,652
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (f)	2,915,000	2,960,334
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (f)	4,245,000	4,405,546
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (f)	2,555,000	2,737,373
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	1,165,000	1,165,524
SM Energy Co 6.625% 1/15/2027	850,000	851,538
SM Energy Co 8.625% 11/1/2030 (f)	1,985,000	2,083,730
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	1,710,000	1,649,728
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	1,320,000	1,285,069
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (f)	985,000	1,002,131
Sunoco LP 4.5% 10/1/2029 (f)	1,145,000	1,109,001
Sunoco LP 4.625% 5/1/2030 (f)	1,735,000	1,670,581
Sunoco LP 6.625% 8/15/2032 (f)	1,085,000	1,095,316
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (f)	95,000	94,888
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (f)	1,620,000	1,594,051
Talos Production Inc 9.375% 2/1/2031 (f)	1,000,000	1,054,320
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	1,405,000	1,389,542
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (f)	1,035,000	984,250
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (f)	1,035,000	958,751
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (f)	1,620,000	1,645,665
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (f)	8,435,000	8,703,749
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (f)	1,705,000	1,758,419
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (f)	5,110,000	5,348,617
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (f)	2,275,000	2,468,418
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (f)	2,325,000	2,576,686
		117,944,721
TOTAL ENERGY		138,823,806
Financials - 4.2%
Capital Markets - 0.6%
Bank of New York Mellon Corp/The 6.15% (i)(o)	4,375,000	4,337,662
Broadstreet Partners Group LLC 5.875% 4/15/2029 (f)	2,115,000	2,067,941
Coinbase Global Inc 3.375% 10/1/2028 (f)	4,600,000	4,366,101
Coinbase Global Inc 3.625% 10/1/2031 (f)	2,715,000	2,347,919
Hightower Holding LLC 6.75% 4/15/2029 (f)	785,000	782,074
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (f)	1,240,000	1,203,080
MSCI Inc 3.25% 8/15/2033 (f)	1,245,000	1,080,891
MSCI Inc 4% 11/15/2029 (f)	900,000	867,977
		17,053,645
Consumer Finance - 1.1%
Ally Financial Inc 8% 11/1/2031	16,223,000	17,902,884
Ally Financial Inc 8% 11/1/2031	3,105,000	3,435,408
OneMain Finance Corp 4% 9/15/2030	720,000	660,134
OneMain Finance Corp 5.375% 11/15/2029	9,325,000	9,113,154
OneMain Finance Corp 6.625% 1/15/2028	1,185,000	1,196,349
OneMain Finance Corp 7.875% 3/15/2030	985,000	1,019,661
		33,327,590
Financial Services - 0.6%
Block Inc 3.5% 6/1/2031	1,615,000	1,472,448
Block Inc 5.625% 8/15/2030 (f)	2,370,000	2,357,875
Block Inc 6% 8/15/2033 (f)	1,870,000	1,854,458
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)	1,120,000	1,121,842
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	3,415,000	2,972,825
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	5,030,000	4,997,849
MGIC Investment Corp 5.25% 8/15/2028	1,040,000	1,038,363
NCR Atleos Corp 9.5% 4/1/2029 (f)	1,480,000	1,569,607
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (f)	840,000	841,189
		18,226,456
Insurance - 1.9%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	7,900,000	7,137,966
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)	1,820,000	1,672,210
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	1,830,000	1,769,900
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (f)	6,345,000	6,083,997
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (f)	1,470,000	1,453,239
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (f)	1,290,000	1,269,983
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (f)	1,110,000	1,109,063
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (f)	7,350,000	7,383,149
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (f)	3,340,000	3,389,265
AmWINS Group Inc 4.875% 6/30/2029 (f)	1,205,000	1,159,889
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (f)	2,705,000	2,736,448
CRC Insurance Group LLC 7.125% 6/1/2031 (f)	5,840,000	5,829,002
HUB International Ltd 5.625% 12/1/2029 (f)	5,635,000	5,612,859
HUB International Ltd 7.25% 6/15/2030 (f)	6,265,000	6,450,877
HUB International Ltd 7.375% 1/31/2032 (f)	5,820,000	5,952,406
USI Inc/NY 7.5% 1/15/2032 (f)	1,300,000	1,326,768
		60,337,021
TOTAL FINANCIALS		128,944,712
Health Care - 2.2%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (f)	860,000	820,420
Bausch + Lomb Corp 8.375% 10/1/2028 (f)	1,970,000	2,019,250
		2,839,670
Health Care Providers & Services - 1.4%
Accendra Health Inc 9% 6/15/2032 (f)	803,976	767,286
Accendra Health Inc 9.75% 6/15/2033 (f)	634,740	403,060
Charlotte Buyer Inc 8% 6/30/2031 (f)	1,105,000	1,117,110
CHS/Community Health Systems Inc 10.875% 1/15/2032 (f)	1,811,000	1,910,236
CHS/Community Health Systems Inc 4.75% 2/15/2031 (f)	1,800,000	1,605,590
CHS/Community Health Systems Inc 5.25% 5/15/2030 (f)	2,625,000	2,423,956
CHS/Community Health Systems Inc 6% 1/15/2029 (f)	1,085,000	1,066,012
DaVita Inc 3.75% 2/15/2031 (f)	535,000	493,490
DaVita Inc 4.625% 6/1/2030 (f)	4,545,000	4,381,077
HAH Group Holding Co LLC 9.75% 10/1/2031 (f)	1,620,000	1,470,150
HealthEquity Inc 4.5% 10/1/2029 (f)	895,000	867,493
Molina Healthcare Inc 3.875% 11/15/2030 (f)	1,360,000	1,257,609
Molina Healthcare Inc 3.875% 5/15/2032 (f)	1,730,000	1,547,018
National Mentor Holdings Inc 10.5% 12/15/2030 (f)	2,160,000	2,278,050
Surgery Center Holdings Inc 7.25% 4/15/2032 (f)	1,235,000	1,238,846
Tenet Healthcare Corp 4.25% 6/1/2029	8,360,000	8,106,337
Tenet Healthcare Corp 4.375% 1/15/2030	6,245,000	6,023,426
Tenet Healthcare Corp 6.125% 6/15/2030	4,600,000	4,623,741
Tenet Healthcare Corp 6.75% 5/15/2031	990,000	1,009,630
		42,590,117
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (f)	1,125,000	1,124,414
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (f)	1,365,000	1,304,292
Charles River Laboratories International Inc 4% 3/15/2031 (f)	1,545,000	1,441,252
Charles River Laboratories International Inc 4.25% 5/1/2028 (f)	485,000	475,796
		3,221,340
Pharmaceuticals - 0.6%
1261229 BC Ltd 10% 4/15/2032 (f)	11,930,000	12,195,419
Jazz Securities DAC 4.375% 1/15/2029 (f)	1,635,000	1,600,621
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (f)	3,525,000	3,469,004
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (f)	2,410,000	2,385,318
		19,650,362
TOTAL HEALTH CARE		69,425,903
Industrials - 5.1%
Aerospace & Defense - 1.8%
ATI Inc 4.875% 10/1/2029	845,000	831,374
ATI Inc 5.125% 10/1/2031	750,000	732,332
ATI Inc 5.875% 6/15/2033	1,745,000	1,755,662
ATI Inc 7.25% 8/15/2030	975,000	1,005,275
TransDigm Inc 4.625% 1/15/2029	4,860,000	4,764,016
TransDigm Inc 4.875% 5/1/2029	15,000,000	14,734,084
TransDigm Inc 6.125% 7/31/2034 (f)	3,070,000	3,035,519
TransDigm Inc 6.25% 1/31/2034 (f)	840,000	848,255
TransDigm Inc 6.375% 3/1/2029 (f)	4,505,000	4,559,200
TransDigm Inc 6.625% 3/1/2032 (f)	1,005,000	1,021,813
TransDigm Inc 6.75% 1/31/2034 (f)	3,175,000	3,226,667
TransDigm Inc 6.75% 8/15/2028 (f)	8,160,000	8,211,000
TransDigm Inc 6.875% 12/15/2030 (f)	7,770,000	7,964,825
TransDigm Inc 7.125% 12/1/2031 (f)	1,950,000	2,011,308
		54,701,330
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (f)	2,390,000	2,450,085
Building Products - 0.2%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (f)	890,000	896,745
APi Group DE Inc 5.75% 6/1/2034 (f)	1,730,000	1,693,354
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (f)	1,540,000	1,516,278
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (f)	590,000	546,012
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029	1,070,000	1,039,309
		5,691,698
Commercial Services & Supplies - 2.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	846,000	832,005
Artera Services LLC 8.5% 2/15/2031 (f)	11,700,000	10,657,998
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	7,245,000	6,274,332
Clean Harbors Inc 6.375% 2/1/2031 (f)	790,000	798,104
Core & Main LP 6% 7/1/2034 (f)	1,665,000	1,655,698
CoreCivic Inc 8.25% 4/15/2029	5,765,000	5,985,125
GEO Group Inc/The 10.25% 4/15/2031	4,695,000	5,063,088
GEO Group Inc/The 8.625% 4/15/2029	3,605,000	3,758,187
GFL Environmental Inc 4% 8/1/2028 (f)	1,275,000	1,243,326
GFL Environmental Inc 4.75% 6/15/2029 (f)	1,625,000	1,583,373
GFL Environmental Inc 6.75% 1/15/2031 (f)	1,450,000	1,467,546
Madison IAQ LLC 4.125% 6/30/2028 (f)	1,535,000	1,502,678
Madison IAQ LLC 5.875% 6/30/2029 (f)	1,225,000	1,225,031
Neptune Bidco US Inc 10.375% 5/15/2031 (f)	2,355,000	2,465,553
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	10,180,000	10,371,831
Neptune Bidco US Inc 9.5% 2/15/2033 (f)	4,050,000	4,125,630
Reworld Holding Corp 4.875% 12/1/2029 (f)	4,810,000	4,564,894
Williams Scotsman Inc 7.375% 10/1/2031 (f)	878,000	905,252
		64,479,651
Construction & Engineering - 0.0%
Arcosa Inc 4.375% 4/15/2029 (f)	1,075,000	1,050,399
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (f)	292,000	280,994
Ground Transportation - 0.2%
Uber Technologies Inc 4.5% 8/15/2029 (f)	3,730,000	3,682,199
XPO Inc 6.25% 6/1/2028 (f)	960,000	967,188
XPO Inc 7.125% 2/1/2032 (f)	1,470,000	1,515,552
		6,164,939
Machinery - 0.2%
Allison Transmission Inc 5.875% 6/1/2029 (f)	1,265,000	1,269,085
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (f)(i)	3,225,388	3,462,483
		4,731,568
Passenger Airlines - 0.3%
American Airlines Inc 7.25% 2/15/2028 (f)	3,155,000	3,181,363
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (f)	4,418,333	4,394,037
United Airlines Inc 4.625% 4/15/2029 (f)	3,180,000	3,124,942
		10,700,342
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (f)	1,135,000	1,071,291
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7.875% 12/1/2030 (f)	1,465,000	1,526,420
Synergy Infrastructure Holdings LLC 7% 7/15/2034 (f)	565,000	569,976
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (f)	1,260,000	1,314,350
		3,410,746
Transportation Infrastructure - 0.0%
GB AIT Buyer Inc 8.75% 4/30/2034 (f)	1,080,000	1,071,885
TOTAL INDUSTRIALS		155,804,928
Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (f)	1,350,000	1,320,958
CPI CG Inc 10% 7/15/2029 (f)	896,000	940,083
TTM Technologies Inc 4% 3/1/2029 (f)	1,135,000	1,090,531
		3,351,572
IT Services - 1.1%
CoreWeave Inc 9% 2/1/2031 (f)	4,355,000	3,931,232
CoreWeave Inc 9.25% 6/1/2030 (f)	7,750,000	7,242,812
CoreWeave Inc 9.625% 7/15/2032 (f)	2,190,000	1,960,119
Everforth Inc 4.625% 5/15/2028 (f)	1,350,000	1,288,655
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (f)	6,860,000	6,418,512
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	1,495,000	1,492,504
Sabre GLBL Inc 11.125% 7/15/2030 (f)	5,095,000	4,903,938
Twilio Inc 3.625% 3/15/2029	6,425,000	6,162,419
Twilio Inc 3.875% 3/15/2031	1,340,000	1,247,800
		34,647,991
Semiconductors & Semiconductor Equipment - 0.3%
ON Semiconductor Corp 3.875% 9/1/2028 (f)	5,500,000	5,305,805
Synaptics Inc 4% 6/15/2029 (f)	900,000	883,850
Wolfspeed Inc 15.875% 6/23/2030 pay-in-kind (f)(i)	705,703	775,300
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (i)	1,923,166	1,649,115
		8,614,070
Software - 0.8%
Cloud Software Group LLC 6.5% 3/31/2029 (f)	13,660,000	13,348,049
Crowdstrike Holdings Inc 3% 2/15/2029	1,130,000	1,073,541
Elastic NV 4.125% 7/15/2029 (f)	3,785,000	3,606,478
Fair Isaac Corp 4% 6/15/2028 (f)	1,530,000	1,478,568
NCR Voyix Corp 5% 10/1/2028 (f)	750,000	726,512
NCR Voyix Corp 5.125% 4/15/2029 (f)	1,081,000	1,048,159
Oracle Corp 3.8% 11/15/2037	1,730,000	1,303,818
PTC Inc 4% 2/15/2028 (f)	915,000	894,714
UKG Inc 6.875% 2/1/2031 (f)	1,505,000	1,474,543
		24,954,382
TOTAL INFORMATION TECHNOLOGY		71,568,015
Materials - 1.4%
Chemicals - 0.6%
Ingevity Corp 3.875% 11/1/2028 (f)	1,515,000	1,461,206
LSB Industries Inc 6.25% 10/15/2028 (f)	3,360,000	3,352,742
Olin Corp 5% 2/1/2030	1,555,000	1,493,395
Olympus Water US Holding Corp 4.25% 10/1/2028 (f)	3,370,000	3,252,921
Olympus Water US Holding Corp 7.25% 2/15/2033 (f)	5,340,000	5,230,900
Scih Salt Hldgs Inc 4.875% 5/1/2028 (f)	1,035,000	1,034,948
Scotts Miracle-Gro Co/The 4% 4/1/2031	1,530,000	1,421,802
Tronox Inc 4.625% 3/15/2029 (f)	1,705,000	1,047,566
		18,295,480
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (f)	3,925,000	4,109,844
Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (f)	760,000	730,603
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (f)	1,515,000	1,438,273
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (f)	1,075,000	1,082,248
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (f)	1,060,000	1,053,604
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (f)	1,690,000	1,609,391
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (f)	7,325,000	7,000,533
Crown Americas LLC / Crown Americas Capital Corp V 4.25% 9/30/2026	1,210,000	1,206,198
Graphic Packaging International LLC 3.75% 2/1/2030 (f)	1,125,000	1,048,662
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (f)	950,000	968,905
Trident TPI Holdings Inc 12.75% 12/31/2028 (f)	950,000	927,882
		17,066,299
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (f)	885,000	854,603
Arsenal AIC Parent LLC 8% 10/1/2030 (f)	1,145,000	1,189,576
Commercial Metals Co 3.875% 2/15/2031	780,000	726,104
Roller Bearing Co of America Inc 4.375% 10/15/2029 (f)	610,000	591,129
		3,361,412
TOTAL MATERIALS		42,833,035
Real Estate - 1.6%
Diversified REITs - 0.5%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (f)	1,295,000	1,230,495
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	1,120,000	1,068,668
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (f)	4,258,000	4,241,852
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	2,070,000	2,041,564
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (f)	1,445,000	1,401,241
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (f)	3,015,000	3,011,046
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (f)	1,720,000	1,680,729
		14,675,595
Health Care REITs - 0.4%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	1,445,000	986,167
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	9,710,000	9,419,975
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (f)	1,600,000	1,626,096
		12,032,238
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (f)	2,040,000	2,185,729
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (f)	860,000	890,175
Taylor Morrison Communities Inc 5.125% 8/1/2030 (f)	1,416,000	1,412,440
Taylor Morrison Communities Inc 5.75% 1/15/2028 (f)	2,100,000	2,118,548
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (f)	675,000	663,360
		7,270,252
Specialized REITs - 0.5%
Iron Mountain Inc 4.5% 2/15/2031 (f)	2,975,000	2,815,670
Iron Mountain Inc 4.875% 9/15/2029 (f)	3,800,000	3,707,395
SBA Communications Corp 3.125% 2/1/2029	1,695,000	1,618,396
SBA Communications Corp 3.875% 2/15/2027	6,375,000	6,332,914
		14,474,375
TOTAL REAL ESTATE		48,452,460
Utilities - 1.7%
Electric Utilities - 1.5%
Clearway Energy Operating LLC 3.75% 1/15/2032 (f)	850,000	763,014
Clearway Energy Operating LLC 3.75% 2/15/2031 (f)	1,705,000	1,563,994
Clearway Energy Operating LLC 4.75% 3/15/2028 (f)	970,000	957,305
NRG Energy Inc 3.375% 2/15/2029 (f)	665,000	631,143
NRG Energy Inc 3.625% 2/15/2031 (f)	1,320,000	1,216,286
NRG Energy Inc 3.875% 2/15/2032 (f)	171,000	156,431
NRG Energy Inc 5.75% 1/15/2028	2,765,000	2,766,228
NRG Energy Inc 5.75% 1/15/2034 (f)	2,135,000	2,079,283
NRG Energy Inc 5.875% 5/15/2034 (f)	1,595,000	1,565,812
NRG Energy Inc 6% 1/15/2036 (f)	4,270,000	4,177,661
NRG Energy Inc 6% 2/1/2033 (f)	760,000	757,715
NRG Energy Inc 6.125% 5/15/2036 (f)	1,705,000	1,683,015
NRG Energy Inc 6.25% 11/1/2034 (f)	910,000	907,602
Pacific Gas and Electric Co 3.75% 7/1/2028	400,000	392,537
Pacific Gas and Electric Co 3.95% 12/1/2047	885,000	623,277
Pacific Gas and Electric Co 4% 12/1/2046	2,184,000	1,565,925
PG&E Corp 5% 7/1/2028	10,140,000	10,044,293
PG&E Corp 5.25% 7/1/2030	1,150,000	1,130,953
Vistra Operations Co LLC 4.375% 5/1/2029 (f)	3,105,000	3,029,694
Vistra Operations Co LLC 5% 7/31/2027 (f)	3,565,000	3,563,807
Vistra Operations Co LLC 7.75% 10/15/2031 (f)	1,965,000	2,048,544
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (f)	980,000	1,010,662
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (f)	3,070,000	3,214,999
		45,850,180
Gas Utilities - 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (f)	1,610,000	1,516,983
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.25% 1/15/2034 (f)	1,610,000	1,573,285
Sunnova Energy Corp 11.75% (c)(f)(l)	2,950,000	14,750
Sunnova Energy Corp 5.875% (c)(f)(l)	485,000	1,213
Talen Energy Supply LLC 6.25% 2/1/2034 (f)	1,610,000	1,579,106
Talen Energy Supply LLC 6.5% 2/1/2036 (f)	1,610,000	1,589,916
		4,758,270
TOTAL UTILITIES		52,125,433
TOTAL UNITED STATES		1,034,604,415
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 6.375% 2/15/2036 (f)	4,980,000	4,799,724
First Quantum Minerals Ltd 7.25% 2/15/2034 (f)	1,405,000	1,428,270
First Quantum Minerals Ltd 8.625% 6/1/2031 (f)	5,740,000	5,955,250

TOTAL ZAMBIA		12,183,244
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,154,759,383)		1,142,795,448

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Information Technology - 0.6%
Software - 0.6%
Strategy Inc 10.25% (n)	126,351	11,305,888
Strategy Inc Series A, 10%	61,687	5,845,460

TOTAL UNITED STATES		17,151,348
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $17,686,802)		17,151,348

Preferred Securities - 5.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.2%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Energy Transfer LP 6.5% (i)(o)	4,200,000	4,256,862
Energy Transfer LP 6.625% (i)(o)	8,261,000	8,538,196
Energy Transfer LP Series G, 7.125% (i)(o)	30,085,000	31,332,233
TOTAL ENERGY		44,127,291
Financials - 3.8%
Banks - 2.8%
Bank of America Corp 5.875% (i)(o)	14,280,000	14,641,821
Bank of America Corp 6.25% (i)(o)	19,140,000	19,178,032
Citigroup Inc 6.5% (i)(o)	5,555,000	5,621,673
Citigroup Inc 6.625% (i)(o)	5,285,000	5,383,201
Citigroup Inc 6.75% (i)(o)	3,330,000	3,381,382
Citigroup Inc 6.875% (i)(o)	760,000	778,416
Citigroup Inc 6.95% (i)(o)	2,920,000	2,988,778
Citigroup Inc 7% (i)(o)	3,320,000	3,443,145
JPMorgan Chase & Co 6.1% (i)(o)	13,065,000	13,078,058
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4704% (i)(j)(o)	3,555,000	3,583,968
Wells Fargo & Co 6.125% (i)(o)	5,645,000	5,685,304
Wells Fargo & Co 6.85% (i)(o)	1,665,000	1,728,504
Wells Fargo & Co 7.625% (i)(o)	5,740,000	6,061,219
		85,553,501
Capital Markets - 0.6%
Goldman Sachs Group Inc/The 5.3% (i)(o)	15,000,000	15,183,620
Goldman Sachs Group Inc/The 6.85% (i)(o)	3,975,000	4,152,392
		19,336,012
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (i)(o)	945,000	922,489
Ally Financial Inc 7.1% (i)(o)	1,140,000	1,166,774
		2,089,263
Insurance - 0.3%
Alliant Holdings LP 10.5% (c)(i)(o)	8,524,537	8,503,110
TOTAL FINANCIALS		115,481,886
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (i)(o)	455,000	457,136
TOTAL UNITED STATES		160,066,313
TOTAL PREFERRED SECURITIES (Cost $160,239,746)		160,066,313

Money Market Funds - 20.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	3.69	589,077,892	589,195,708
Fidelity Securities Lending Cash Central Fund (q)(r)	3.72	45,143,553	45,148,068
TOTAL MONEY MARKET FUNDS (Cost $634,342,587)			634,343,776

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,892,814,585)	3,125,186,039
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(26,798,475)
NET ASSETS - 100.0%	3,098,387,564

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,411,487 or 2.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $929,293,885 or 30.0% of net assets.

(g)	A portion of the security sold on a delayed delivery basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)	Non-income producing - Security is in default.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $427,671 and $426,602, respectively.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Affiliated fund.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $173,379,192.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arena Brands Holding Corp	6/18/1997 - 7/13/1998	1,538,320

Fidelity Private Credit Company LLC	4/28/2022 - 7/29/2026	68,864,848

New Cotai LLC / New Cotai Capital Corp	9/11/2020	7,223,534

Northeast Grocery Inc	11/8/2021	135,178

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	396,610,029	697,161,062	504,571,918	14,649,756	(4,558)	1,093	589,195,708	589,077,892
Fidelity Private Credit Company LLC	59,390,203	7,382,351	-	6,586,376	-	(2,054,246)	64,718,308	6,998,390
Fidelity Securities Lending Cash Central Fund	9,499,650	362,571,824	326,923,225	209,580	(182)	1	45,148,068	45,143,553
	465,499,882	1,067,115,237	831,495,143	21,445,712	(4,740)	(2,053,152)	699,062,084

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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